Financial Risk Management	12 Months Ended
Dec. 31, 2025
Financial Risk Management [Abstract]
Financial Risk Management	34 Financial Instruments
This note provides an overview of the Group’s financial instruments and their categorization under
IFRS. Further details about the different types of financial assets and financial liabilities are provided throughout these consolidated financial statements. This note also contains information about the fair value of the Group’s financial instruments and the effect of offsetting.
(a) Categories of financial instruments
Below is an analysis of the Group’s financial assets and liabilities as at 31 December.

	2025				2024
	FVTPL	FVTOCI	Amortized cost	Total	FVTPL	FVTOCI	Amortized cost	Total
Financial assets	$m	$m	$m	$m	$m	$m	$m	$m
Investments	3.0	25.5	—	28.5	—	24.0	—	24.0
Treasury instruments	8.3	—	533.2	541.5	29.7	—	626.1	655.8
Treasury instruments (pledged) and assets held under agreements to sell (repledged)[1]	—	—	3,496.8	3,496.8	—	—	2,912.9	2,912.9
Fixed income securities	97.9	—	0.5	98.4	87.7	—	—	87.7
Equity instruments	6,924.1	—	—	6,924.1	4,678.0	—	—	4,678.0
Derivative instruments[2]	2,327.6	12.7	—	2,340.3	1,162.0	1.5	—	1,163.5
Stock borrowing	2,858.2	—	—	2,858.2	1,781.7	—	—	1,781.7
Reverse repurchase agreements	3,117.1	—	—	3,117.1	2,490.4	—	—	2,490.4
Amounts due from exchanges, clearing houses and other counterparties	—	—	4,311.3	4,311.3	—	—	3,124.0	3,124.0
Amounts due from Prime Brokers	—	—	313.9	313.9	—	—	101.5	101.5
Amounts receivable from clients	169.5	—	2,916.2	3,085.7	51.9	—	2,685.2	2,737.1
Settlement balances	—	—	2,045.2	2,045.2	—	—	593.8	593.8
Trade debtors	56.6	—	310.8	367.4	108.7	—	174.8	283.5
Default funds and deposits	—	—	419.4	419.4	—	—	474.1	474.1
Loans receivable	—	—	283.2	283.2	—	—	89.8	89.8
Other debtors[3]	—	—	49.8	49.8	—	—	63.0	63.0
Cash and cash equivalents	—	—	2,881.2	2,881.2	—	—	2,556.6	2,556.6
	15,562.3	38.2	17,561.5	33,162.0	10,390.1	25.5	13,401.8	23,817.4
1.The fair value of the Treasury Instruments and Treasury instruments (pledged) and assets held under agreements to sell (repledged), which are Level 1 instruments as they are all quoted instruments, held at amortized cost at 31 December 2025 was $3,729.6m (2024: $3,541.7m). The fair values of other assets and liabilities at amortized cost are consistent with the carrying amount.
2. The Group manages the fixed interest risk on its vanilla debt instrument through interest rate and cross currency swaps as hedging instruments. Refer to note 23.
3.$100.3m (2024: $41.5m) of the other debtors balance mainly relates to sign-on bonuses and forgivable employee loans and are not included in the table above as they are not a financial asset.
34      Financial Instruments continued

	2025				2024
	FVTPL	FVTOCI	Amortized cost	Total	FVTPL	FVTOCI	Amortized cost	Total
Financial liabilities	$m	$m	$m	$m	$m	$m	$m	$m
Repurchase agreements	4,148.9	—	—	4,148.9	2,305.8		—	2,305.8
Derivative instruments	2,252.4	1.4	—	2,253.8	724.2	27.5	—	751.7
Short securities	2,215.7	—	—	2,215.7	1,704.6	—	—	1,704.6
Amounts due to exchanges, clearing houses and other counterparties	—	—	378.3	378.3	—	—	1,407.5	1,407.5
Amounts due to Prime Brokers	—	—	733.6	733.6	—	—	1,017.1	1,017.1
Amounts payable to clients	291.4	—	8,660.3	8,951.7	65.1	—	6,171.8	6,236.9
Settlement balances	—	—	2,096.4	2,096.4	—	—	482.3	482.3
Other creditors	25.5	—	104.4	129.9	7.4	—	108.6	116.0
Stock lending	4,883.0	—	613.7	5,496.7	3,480.9	—	1,471.2	4,952.1
Short-term borrowings	—	—	200.0	200.0	—	—	152.0	152.0
Debt securities[1]	4,227.0	—	1,494.6	5,721.6	2,674.6	—	929.9	3,604.5
Lease liability	—	—	97.3	97.3	—	—	77.5	77.5
Bank overdrafts	—	—	67.2	67.2	—	—	—	—
	18,043.9	1.4	14,445.8	32,491.1	10,962.6	27.5	11,817.9	22,808.0
1.Debt securities includes EMTN and the Group's Senior Note Program measured at amortized cost for which we apply fair value hedge accounting.
(b) Fair value measurement
The information set out below provides information about how the Group determines fair values of various financial assets and financial liabilities.
Management assessed that the fair values of trade and other receivables, cash and short term deposits, stock lending and trade and other payables approximate their carrying value amounts largely due to the short-term maturities of these instruments.
The following methods and assumptions were used to estimate the Level 2 fair values:
•The fair values of the debt securities takes the price quotations at the reporting date and compares them against internal quantitative models that require the use of multiple market inputs including commodities prices, interest and foreign exchange rates to generate a continuous yield or pricing curves and volatility factors, which are used to value the position.
•The fair value of non-listed investments relates to the Group’s holding of seats and membership of the exchanges and is based upon the latest trading price.
•The Group enters into derivative financial instruments with various counterparties, principally financial institutions with investment grade credit ratings. Interest rate swaps, foreign exchange forward contracts and commodity forward contracts are valued using valuation techniques, which employ the use of market observable inputs. The most frequently applied valuation techniques include forward pricing and swap models using present value calculations. The models incorporate various inputs including the credit quality of counterparties, foreign exchange spot and forward rates curves of the underlying commodity. Some derivative contracts are fully cash collateralized, thereby eliminating both counterparty risk and the Group’s own non-performance risk.
Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data. Some of the Group’s derivative financial instruments are priced using quantitative models that require the use of multiple market inputs including commodity prices, interest and foreign exchange rates to generate continuous yield or pricing curves and volatility factors in addition to unobservable inputs, which are used to value the position and therefore qualify as Level 3 financial assets.
The following table shows an analysis of assets and liabilities recorded at fair value shown in accordance with the fair value hierarchy as at 31 December.

	2025				2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets – FVTPL:
Investments	—	3.0	—	3.0	—	—	—	—
Equity instruments	6,899.2	24.8	0.1	6,924.1	4,464.3	213.7	—	4,678.0
Treasury instruments	8.3	—	—	8.3	29.7	—	—	29.7
Fixed income securities	13.4	84.5	—	97.9	75.1	12.6	—	87.7
Derivative instruments	0.6	2,322.8	4.2	2,327.6	—	1,161.3	0.7	1,162.0
Amounts receivable from clients	169.5	—	—	169.5	51.9	—	—	51.9
Trade debtors	—	56.6	—	56.6	—	108.7	—	108.7
Reverse repurchase agreements	—	3,117.1	—	3,117.1	—	2,490.4	—	2,490.4
Stock borrowing	—	2,858.2	—	2,858.2	1,781.7	—	—	1,781.7
Financial assets – FVTOCI:								—
Investments	8.8	8.7	8.0	25.5	12.6	6.3	5.1	24.0
Derivative instruments	—	12.7	—	12.7	—	1.5	—	1.5
Financial liabilities – FVTOCI:								—
Derivative instruments	—	(1.4)	—	(1.4)	—	(27.5)	—	(27.5)
Financial liabilities – FVTPL:								—
Derivative instruments	(2.8)	(2,249.6)	—	(2,252.4)	—	(724.1)	(0.1)	(724.2)
Other payables	—	(25.5)	—	(25.5)	(7.4)	—	—	(7.4)
Amounts payable to clients	(291.4)	—	—	(291.4)	(65.1)	—	—	(65.1)
Short securities	(2,127.5)	(88.1)	(0.1)	(2,215.7)	(1,644.8)	(59.8)	—	(1,704.6)
Debt securities	—	(4,190.8)	(36.2)	(4,227.0)	—	(2,668.9)	(5.7)	(2,674.6)
Stock lending	—	(4,883.0)	—	(4,883.0)	(3,480.9)	—	—	(3,480.9)
Repurchase agreements	—	(4,148.9)	—	(4,148.9)	—	(2,305.8)	—	(2,305.8)
	4,678.1	(7,098.9)	(24.0)	(2,444.8)	1,217.1	(1,791.6)	—	(574.5)
In addition to the financial instruments presented above, the Group also holds inventory which is measured at fair value less costs to sell. Refer to note 20 'Inventory' for further details.
34      Financial Instruments continued
The following table summarizes the movements in the Level 3 balances during the year.
Asset and liability transfers between Level 2 and Level 3 are primarily due to either an increase or decrease in observable market activity related to an input or a change in the significance of the unobservable input, with assets and liabilities classified as Level 3 if an unobservable input is deemed significant. There were no transfers between any other levels during the year (2024: no transfers).
Reconciliation of Level 3 fair value measurements of financial assets

	2025	2024
	$m	$m
Balance at 1 January	5.8	0.8
Purchases	7.0	5.3
Settlements	(0.3)	(0.8)
Total gains or losses in the period recognized in the income statement:
Market Making revenue	0.2	0.4
Transfers out of Level 3	(0.4)	(0.1)
Transfers into Level 3	—	0.2
Balance at 31 December	12.3	5.8
34      Financial Instruments continued
Reconciliation of Level 3 fair value measurements of financial liabilities

	2025	2024
	$m	$m
Balance at 1 January	5.8	6.0
Purchases	20.1	4.3
Settlements	(0.2)	(2.5)
Total gains or losses in the period recognized in the income statement:
Market Making revenue	12.0	(0.3)
Transfers out of Level 3	(1.5)	(1.9)
Transfers into Level 3	—	0.2
Balance at 31 December	36.3	5.8
The Group’s management believes, based on the valuation approach used for the calculation of fair values and the related controls, that the Level 3 fair values are appropriate. The impact of reasonably possible alternative assumptions from the unobservable input parameters shows no significant impact on the Group’s profit, comprehensive income or shareholders’ equity. The Group deems the total amount of
Level 3 financial assets and liabilities to be immaterial and therefore any sensitivities calculated on these balances are also deemed to be immaterial. The Group defers day 1 gains/losses when the initial fair value of a financial instrument held at fair value through profit and loss relies on unobservable inputs. At
31 December 2025, the Group held a deferred day 1 gains/losses balance of $1.2m (2024: $5.3m).
(c) Offsetting, enforceable master netting arrangements and similar agreements
As a member of the London Metal Exchange (‘LME’), the Group is subject to the settlement and margining rules of LME Clear. The majority of LME products transacted by the Group are forward contracts. LME forwards that are in-the-money do not settle in cash until the maturity (‘prompt’) date, while the Group is required to post margin to cover loss-making contracts daily. In accordance with the
LME Clear rules, the Group is able to utilize forward profits to satisfy daily margin requirements which are set-off against loss-making contracts. Consequently, trade payables and amounts due from exchanges, clearing houses and other counterparties are presented on a net basis in the statement of financial position. The balance of trade receivables includes offsetting of LME forwards against any cash collateral held with the LME.
The Group nets certain repurchase and reverse repurchase agreements with the same counterparty where the conditions of offsetting are met, including the existence of master netting agreements between the relevant subsidiary and its counterparties.
34      Financial Instruments continued
The effect of offsetting is disclosed below:

	Gross amount	Amounts set-off	Net amount presented	Non-cash collateral rec’d/ (pledged)	Cash collateral rec’d/ (pledged)	Net amount
2025	$m	$m	$m	$m	$m	$m
Financial assets
Amounts due from exchanges, clearing houses and other counterparties	4,971.8	(660.5)	4,311.3	—	—	4,311.3
Reverse repurchase agreements	86,057.2	(82,940.1)	3,117.1	3,053.3	—	63.8
Derivative instruments	3,435.5	(1,095.2)	2,340.3	—	277.0	2,063.3
Treasury instruments (pledged) and assets held under agreements to sell (repledged)	3,496.8	—	3,496.8	2,618.9	—	877.9
Loans receivable	283.2	—	283.2	178.3	—	104.9
Stock borrowing	2,858.2	—	2,858.2	2,701.9	28.7	127.6
Amounts due from Prime Brokers	313.9	—	313.9	313.9	—	—
Amounts receivable from clients	3,085.7	—	3,085.7	2,021.0	—	1,064.7
Financial liabilities
Amounts due to exchanges, clearing houses and other counterparties	1,038.8	(660.5)	378.3	—	—	378.3
Repurchase agreements	87,089.3	(82,940.1)	4,149.2	(4,067.9)	—	81.3
Derivative instruments	3,279.6	(1,025.8)	2,253.8	—	(291.4)	1,962.4
Stock lending	5,496.9	—	5,496.9	(5,350.7)	—	146.2
Amounts due to Prime Brokers	733.6	—	733.6	(733.6)	—	—
Amounts payable to clients	9,021.2	(69.5)	8,951.7	(1,291.2)	—	7,660.5

	Gross amount	Amounts set-off	Net amount presented	Non-cash collateral rec’d/ (pledged)	Cash collateral rec’d/ (pledged)	Net amount
2024	$m	$m	$m	$m	$m	$m
Financial assets
Amounts due from exchanges, clearing houses and other counterparties	3,723.0	(507.5)	3,215.5	—	—	3,215.5
Reverse repurchase agreements	50,848.4	(48,358.0)	2,490.4	2,490.4	—	—
Derivative Instruments	2,278.8	(1,115.3)	1,163.5	—	420.1	743.4
Treasury instruments (pledged) and assets held under agreements to sell (repledged)	2,912.9	—	2,912.9	1,708.3	—	1,204.6
Stock borrowing	1,781.7	—	1,781.7	1,692.4	—	89.3
Amounts due from Prime Brokers	101.5	—	101.5	101.5	—	—
Amounts receivable from clients	2,737.1	—	2,737.1	1,373.4	—	1,363.7
Financial liabilities
Amounts due to exchanges, clearing houses and other counterparties	1,919.3	(417.8)	1,501.5	—	—	1,501.5
Repurchase agreements	50,663.8	(48,358.0)	2,305.8	(2,279.3)	—	26.5
Derivative Instruments	1,867.0	(1,115.3)	751.7	—	(192.2)	559.5
Stock lending	4,952.1	—	4,952.1	(4,824.2)	—	127.9
Amounts due to Prime Brokers	1,017.1	—	1,017.1	(1,017.1)	—	—
Amounts payable to clients	6,236.9	—	6,236.9	(802.9)	—	5,434.0
35      Financial Risk Management
Financial risk management objectives
The Group’s activities expose it to a number of financial risks including credit risk, market risk and liquidity risk.
The Group manages these risks through various control mechanisms and its approach to risk management is both prudent and evolving.
Overall responsibility for risk management rests with the Board. Dedicated resources within the
Risk Department control and manage the exposures of the Group’s own positions, the positions of its clients and its exposures to its counterparties, within the risk appetite set by the Board.
(a) Capital risk management
For the purposes of the Group’s capital management, capital comprises issued share capital, AT1 capital, share premium and other equity reserves attributable to the equity holders of the Company, as disclosed in notes 29, 31 and 32. The Group’s objectives when managing capital are to maintain a strong capital base, support the regulatory and operating requirements of its businesses, preserve financial flexibility and deliver returns to shareholders.
In managing its capital structure, the Group monitors compliance with financial covenants attached to its interest-bearing borrowings. A breach of these covenants could result in the relevant borrowings becoming repayable on demand. There were no breaches of the financial covenants attached to the
Group’s interest-bearing loans and borrowings during the current or prior year.
A number of the Group’s material operating subsidiaries are subject to regulatory capital requirements and restrictions. As at 31 December 2025, each such subsidiary maintained capital in excess of its applicable minimum regulatory requirement. The regulatory capital requirements are intended to ensure that regulated entities maintain an adequate capital base relative to the nature and scale of their activities. Regulatory capital management forms part of the Group’s risk governance framework, and is supported by regular monitoring and review to ensure compliance with local regulatory requirements and internal risk appetite limits set by the Board.
The Group’s regulated subsidiaries in the United States are subject to oversight by the CFTC and the SEC, whose rules require the maintenance of minimum net capital. Advances to affiliates, repayments of subordinated liabilities, dividend payments, and other equity withdrawals are subject to restrictions under applicable capital rules. In particular, regulatory approval is required before such entities may repay or distribute amounts equal to 10% or more of excess net capital.
As at 31 December 2025, the entities had aggregated net capital of $1,187.3m (2024: $742.6m), which included subordinated funding from the Group of $395.0m (2024: $345.0m), and excess net capital of $566.8m (2024: $224.1m). Accordingly, up to $56.7m (2024: $22.4m), being 10% of excess net capital, could be repaid or distributed without prior regulatory approval, while the remaining $510.1m (2024:
$201.7m) would be subject to such approval.
There were no changes in the Group's objectives, policies or processes for managing capital during the year.
(b) Market risk
The Group’s activities expose it to financial risks primarily generated through financial (including interest rate, equity and foreign exchange markets) and commodity market price exposures. The Group’s
Agency & Execution, Market Making and Hedging and Investment Solutions businesses generate market risk as the Group acts as principal.
In Agency and Execution, while client transactions are typically matched, market risk may arise due to differences in trade timing or duration.
In Market Making, Marex provides liquidity and acts as principal to transactions, with trading portfolios exposed to market movements across the instruments in which Marex makes prices – primarily within the metals, agriculture, energy, and financial securities markets.
Hedging and Investment Solutions activities involve market risk stemming from structured products, hedging strategies, and investment-related positions designed to meet client risk management objectives.
The Market Risk function is responsible for identifying, measuring, monitoring, and limiting these market risk exposures across all business segments. Through the application of risk limits, controls, and governance frameworks, Market Risk seeks to constrain adverse changes in market prices and thereby limit potential fluctuations in the value of Marex’s trading portfolios.
Market risk sensitivity
The Group manages market risk exposure using appropriate risk management techniques within predefined and independently monitored parameters and limits. The Group uses a range of tools to monitor and limit market risk exposures. These include Value-at-Risk ("VaR"), sensitivity limits and stress testing. VaR is used for Agency & Execution and Market Making with the exception of Darton Group Ltd,
Tangent Trading, whilst stress testing is used for Hedging and Investment Solutions business.
Value at Risk
VaR is a technique that estimates the potential losses that could occur on risk positions as a result of movements in market rates and prices over a specified time horizon and to a given level of confidence.
The VaR model used by the Group is based on the Historical Simulation technique.
The Group validates VaR by comparing to alternative risk measures, for example, scenario analysis and exchange initial margins as well as the back testing of calculated results against actual profit and loss. The Group recognizes the limitations of VaR by augmenting its VaR limits with other position and sensitivity limit structures. The Group also applies a wide range of stress testing, both on individual portfolios and on the Group’s consolidated positions.
35      Financial Risk Management continued
Market risk management in the Agency & Execution segment
VaR, risk sensitivity limits and stress testing is used to assess market risk associated with the
Agency & Execution segment. The Agency & Execution segment includes the following eleven desks:

	December 31, 2025	December 31, 2024
Business	VaR	VaR	Additional risk metrics monitored
European Emerging Bonds	less than $0.5m		Stress, GMV, DV01, CS01, Aged Inventory
Equities Market Making	less than $0.5m	less than $0.5m	Gross long/short and single name equity delta, FX delta
FX Frontier	less than $0.5m	less than $0.5m	FX delta by currency, tenor and book
FX OTC	less than $0.5m	less than $0.5m	FX delta by currency, tenor and book
Interest Rate Swaps	less than $0.5m	less than $0.5m	PV01 by currency and tenor
U.S. Emerging Corporate Bond	less than $0.5m	less than $0.5m	Stress, GMV, DV01, CS01, Aged Inventory
U.S. Equity Securities Lending	less than $0.5m	less than $0.5m	Stress, GMV, DV01
U.S. Fixed Income Corporate Bond	less than $0.5m	less than $0.5m	Stress, GMV, DV01, CS01, Aged Inventory
U.S. Fixed Income Financing Services	less than $0.5m	less than $0.5m	Stress, GMV, DV01
Marex Fund (Formerly Volatility Performance Fund)	less than $0.5m	less than $0.5m	Equity delta and vega, tenor, FX delta
Winterflood- Equities Market Making	less than $0.5m		Gross long/short and single name equity delta, FX delta, DV01
Market risk management in the Market Making segment
VaR, is used to assess market risk associated with the Market Making segment which include the following four desks:

	December 31, 2025	December 31, 2024
Business	VaR	VaR	Additional risk metrics monitored
Agricultural	less than $1.0m	less than $3.0m	Outright Delta, Delta spreads, Vega
Metals	less than $2.0m	less than $2.0m	Outright Delta, Delta spreads, Vega
CSC Commodities	less than $0.5m	less than $0.5m	Outright Delta, Delta spreads, Vega
Energy Market Making	less than $1.5m	less than $1.0m	Outright Delta, Delta spreads, Vega, Stress
Market risk management in the Hedging and Investment Solutions segment
Stress testing is used to assess market risk associated with the Hedging and Investment Solutions segment. The market risk profile of the business is managed via risk sensitivities according to the prevailing risk factors of issued products and hedges. This is monitored and controlled daily on a net risk profile for each desk and supported by additional stress concentration and scenario-based analyses.
Sensitivity analysis measures the impact of individual market factor movements on specific instruments or portfolios, including the key risks per asset class as follows:
•Commodity risk
•Equity risk
•Foreign exchange risk
•Interest rate risk
•Credit spread risk
•Digital asset risk
35      Financial Risk Management continued
Risk sensitivity limits together with scenario stresses are used to manage the market risk for the
Hedging and Investment Solutions segment given the inherent complexity of its products. The products traded within this segment gives rise to a number of different market risk exposures, commonly known as the “greeks”, e.g. delta, gamma, vega. Within each asset class, and in aggregate across the segment, the market risks are captured, measured, monitored and limited within the risk limits agreed with the Market
Risk function.
The net equity market risk exposure to customized OTC derivatives, which includes structured notes issuance, within Hedging and Investment Solutions, including hedges, using the notional delta measure for the year ending 31 December 2025 was less than $17.0m (2024: less than $8.5m). A notional delta exposure of $17.0m implies that a 1% movement in the underlying equity markets would be expected to result in an approximate income statement impact of $0.17m. Risks on other asset classes are small.
Sensitivity measures are used to monitor the market risk positions within each risk type, and granular risk limits are set for each desk with consideration for market liquidity, customer demand and capital constraints among other factors.
Risk sensitivity calculations are made using a dedicated Risk Engine, whose models have been internally validated. They are calculated by altering a risk factor and repricing all products to observe the profit and loss impact of the change. The Group issues products and enters into OTC derivatives trades on cryptocurrencies, primarily Bitcoin, Ethereum, Solana, Ripple and their corresponding exchange-
traded funds.
(c) Interest rate risk
The Group’s exposures to interest rate risk arise from financial assets and liabilities measured at fair value, issued debt securities, investments, client balances and derivatives. Changes in interest rates also have an impact on the Group’s net interest income. The overarching risk objective is to match the risk profile of interest-bearing assets and liabilities, while maintaining risk limits and monitoring processes for residual exposures. Interest rate risk arising from financial assets and financial liabilities measured at fair value within our trading portfolio is managed as part of the market risk management framework. The
Group’s approach to issued debt securities, including medium-term note programs, is to convert fixed rate coupons to floating rates of interest to match predominantly floating interest rate earning assets. This is typically achieved using interest rate derivatives, which are designated as fair value hedge relationships in accordance with the Group’s accounting policy. For further detail on the Group's hedging arrangements, please refer to Note 23. The interest rate risk of investments is managed by approved risk limits, which consider credit quality and duration.
The Group’s objective is to reduce the volatility of net interest income arising from client-driven balances (e.g. cash deposits to meet margin requirements), which can be remunerated on a fixed or floating (spread) basis. Interest rate exposure arises from fixed rate client interest terms, where the corresponding assets yield a floating rate of interest at an exchange, bank account and investments. The
Group has entered into a rolling portfolio of interest rate swaps, for a portion of relevant client balances, which are designated as fair value hedges in accordance with the Group accounting policy.
The interest rate movements are monitored for potential impact to net interest income ('NII')
continuously. The Group is sensitive to movements in short term rates, as changes to the rate will require a rebalancing of any fixed rate exposure. The Group considers that short term rates include rates that reference periods between overnight and 3 months on the basis that these are the most common fixing periods for interest rate products. The interest rate exposure is managed using a variety of instruments and is exposed to material changes in the short term rates as these are likely to reflect fixing periods during which floating rate exposure is effectively fixed until the next fixing date is reached. Analysis of recent changes to short term rates suggest that movements are usually within a 100bps range; this is based on a review of Fed Funds rate moves between January 2023 and December 2025 and as such, the Group has considered a movement of 100bps to be a material scenario over a 3-month period.
35      Financial Risk Management continued
The Group has modelled the interest rate sensitivity to include the impact of rate movements on the income earned on average investment balances offset with expenses paid on interest bearing liabilities and debt funding. This reflects the proportion of client assets which are interest bearing and the average balances of our debt funding. The sensitivity analysis has been determined based on the exposure at the reporting date and does not include effects that may arise from increased margin calls at exchanges, changes in client behavior or related management actions.
It is estimated, that as at 31 December 2025, if the relevant short term interest rates had been
100bps higher, NII on interest-bearing financial assets and financial liabilities for the year ended
31 December 2025 would increase by $34.0m (2024: $17.0m). If the short-term interest rates had been
100bps lower, NII for interest-bearing financial assets and financial liabilities for the year ended 31
December 2025 would decrease by $34.0m (2024: $17.0m). This impact relates solely to NII and does not include the impact of compensation or taxes which would reduce the impact on profit after tax.
(d) Foreign currency risk
The Group’s policy is to minimize volatility as a result of foreign currency exposure. We monitor net exposure in foreign currencies on a daily basis and buy or sell currency to minimize the exposure. We also enter into hedges for material future dated non-USD commitments through the use of derivative instruments, which may be designated as cash flow hedge relationships in accordance with the Group's accounting policy.
(e) Credit risk
The maximum credit risk exposure relating to financial assets is represented by the gross carrying value as at the balance sheet date. Credit risk in the Group principally arises from cash and cash equivalents deposited with third party institutions, exposures from transactions and balances with exchanges and clearing houses, and exposures resulting from transactions and balances relating to clients and counterparties, some of which have been granted credit lines.
The Group only makes treasury deposits with banks and financial institutions that have received approval from the Group’s Executive Risk & Credit Committee (or their authorized delegates). These deposits are also subject to counterparty limits with respect to concentration and maturity.
The Group’s exposure to client and counterparty transactions and balances is managed through the Group’s credit policies and, where appropriate, the use of initial and variation margin credit limits, in conjunction with position limits for all clients and counterparties. These exposures are monitored both intraday and overnight. The limits are set by the Group’s Executive Risk & Credit Committee (or their authorized delegates) through a formalized process.
The Group assesses credit quality using internally developed credit rating models which assign exposures to credit risk grades reflecting the probability of default of the counterparty. These models incorporate borrower-specific financial metrics, behavioral data, industry risk and macroeconomic factors.
Where available, external credit ratings from recognised rating agencies are considered as part of the credit assessment process. External ratings are mapped to the Group’s internal rating scale and are used to support model calibration, benchmarking and validation of internal ratings. Internal credit grades are reviewed and updated where necessary to reflect changes in credit risk.
The table below reflects the Credit quality of financial assets and does not take into account collateral held.

	FVTPL	FVTOCI	Amortized Cost								Total Financial Assets
			AA and above	AA-	A+	A	A-	BBB+	Lower and unrated	Total Amortized Cost
2025	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Investments	3.0	25.5	—	—	—	—	—	—	—	—	28.5
Treasury instruments	8.3	—	84.1	67.5	—	320.7	60.9	—	—	533.2	541.5
Treasury instruments (pledged) and assets held under agreements to sell (repledged)	—	—	54.9	75.0	—	—	721.2	226.0	2,419.7	3,496.8	3,496.8
Fixed income securities	97.9	—	—	—	—	—	—	—	0.5	0.5	98.4
Equity instruments	6,924.1	—	—	—	—	—	—	—	—	—	6,924.1
Derivative instruments	2,327.6	12.7	—	—	—	—	—	—	—	—	2,340.3
Stock borrowing	2,858.2	—	—	—	—	—	—	—	—	—	2,858.2
Reverse repurchase agreements	3,117.1	—	—	—	—	—	—	—	—	—	3,117.1
Amounts due from exchanges, clearing houses and other counterparties	—	—	449.0	2,406.5	235.8	286.5	490.0	17.9	425.5	4,311.3	4,311.3
Amounts due from Prime Brokers	—	—	—	8.8	305.0	—	—	—	—	313.9	313.9
Amounts receivable from clients	169.5	—	—	14.5	0.1	1.2	—	4.1	2,896.3	2,916.2	3,085.7
Settlement balances	—	—	73.6	480.0	1,013.4	—	172.3	—	305.9	2,045.2	2,045.2
Trade debtors	56.6	—	—	—	—	—	—	—	310.8	310.8	367.4
Default funds and deposits	—	—	12.0	294.2	—	67.3	42.8	3.2	—	419.4	419.4
Loans receivable	—	—	—	—	—	—	—	—	283.2	283.2	283.2
Other debtors	—	—	—	—	—	—	—	—	49.8	49.8	49.8
Cash and cash equivalents	—	—	20.6	330.9	2,320.9	183.8	1.6	14.3	9.2	2,881.2	2,881.2
	15,562.3	38.2	694.2	3,677.4	3,875.2	859.5	1,488.8	265.5	6,700.9	17,561.5	33,162.0

	FVTPL	FVTOCI	Amortized Cost								Total Financial Assets
			AA and above	AA-	A+	A	A-	BBB+	Lower and unrated	Total Amortized Cost
2024	0	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Investments	—	24.0	—	—	—	—	—	—	—	—	24.0
Treasury instruments	29.7	—	35.5	436.6	124.2	—	—	—	29.8	626.1	655.8
Treasury instruments (pledged) and assets held under agreements to sell (repledged)	—	—	2,136.1	218.2	558.6	—	—	—	—	2,912.9	2,912.9
Fixed income securities	87.7	—	—	—	—	—	—	—	—	—	87.7
Equity instruments	4,678.0	—	—	—	—	—	—	—	—	—	4,678.0
Derivative instruments	1,162.0	1.5	—	—	—	—	—	—	—	—	1,163.5
Stock borrowing	1,781.7	—	—	—	—	—	—	—	—	—	1,781.7
Reverse repurchase agreements	2,490.4	—	—	—	—	—	—	—	—	—	2,490.4
Amounts due from exchanges, clearing houses and other counterparties	—	—	116.7	1,726.5	20.8	124.6	599.2	—	536.2	3,124.0	3,124.0
Amounts due from Prime Brokers	—	—	4.6	—	96.9	—	—	—	—	101.5	101.5
Amounts receivable from clients	51.9	—	—	—	0.6	2.0	—	6.1	2,676.5	2,685.2	2,737.1
Settlement balances	—	—	—	21.1	115.7	10.3	6.7	—	440.0	593.8	593.8
Trade debtors	108.7	—	—	—	—	—	—	—	174.8	174.8	283.5
Default funds and deposits	—	—	54.0	336.1	—	57.0	16.3	—	10.7	474.1	474.1
Loans receivable	—	—	—	—	—	—	—	—	89.8	89.8	89.8
Other debtors	—	—	—	—	—	—	—	—	63.0	63.0	63.0
Cash and cash equivalents	—	—	304.7	156.4	1,890.3	3.0	180.0	6.5	15.7	2,556.6	2,556.6
	10,390.1	25.5	2,651.6	2,894.9	2,807.1	196.9	802.3	12.6	4,036.5	13,401.8	23,817.5
To mitigate the concentration of credit risk exposure to a particular single customer, counterparty or group of affiliated customers or counterparties, the Group monitors these exposures carefully and ensures that these remain within pre-defined limits. Large exposure limits are determined in accordance with appropriate regulatory rules.
Further concentration risk controls are in place to limit exposure to clients or counterparties within single countries of origin and operation through specific country credit risk limits as set by the Board Risk
Committee.
The largest concentration of cash balances as at 31 December 2025 was 56% (2024: 44%) to a
UK-based, A+ rated global banking group (2024: UK-based, AA- rated global banking group).
The largest concentration of exposures to exchanges, clearing houses and other counterparties as at 31 December 2025 was 30% to the CME (2024: 26%) and 8% to Eurex (2024: 3% to Eurex).
The largest concentration of exposures to treasury instruments is to the United States Government as 100% (2024: 86%) of the instruments are issued by the U.S. Government or a U.S. Government sponsored enterprise. During the year the Group elected to include only direct exposure to Treasury instruments and Reverse Repurchase Agreements which have been pledged or repledged as collateral are no longer included (refer to NoteOwn credit
Under IFRS 9, changes in fair value related to own credit risk for other financial liabilities designated at fair value through profit and loss are recognized in other comprehensive income. The changes in own credit risk recognized in other comprehensive income are subsequently transferred within equity to retained earnings in the same period as the underlying position matures or terminates. The
Group determines its own credit spread regularly based on a model using observable market inputs.
Management estimates the own credit spread through using market observable credit spreads of publicly traded debt of the Group and composite credit spreads across the industry. As at 31 December 2025, the cumulative own credit loss was $26.6m (2024: $26.5m). The estimated own credit sensitivity to a 1 basis point move in credit spread is $0.9m (2024: $0.3m). Hence an increase in own credit spread of 1 basis point will lead to a charge of $0.9m (2024:$0.3m) recognized in other comprehensive income.
The Group defines liquidity risk as the risk of not being able to meet current and future cash flow and collateral needs without undue cost or adverse impact on the Group’s financial standing. Liquidity risk is assessed and managed under the Internal Capital Adequacy and Risk Assessment (ICARA) process, as required by the UK Investment Firm Prudential Regime (IFPR) under the supervision of the Financial
Conduct Authority. The Group also has an internal Liquidity Risk Framework, which supplements and complements the ICARA process.
The Group’s main liquidity risk exposures arise from structured products issued under the Financial
Product Program, provision of derivative hedging solutions and provision of client clearing services.
Market risks arising from structured products are hedged in derivative form and Marex is required to post margin to its hedging counterparties. Structured products in note format also give rise to refinancing risk.
Some structured notes (e.g. autocallable notes) have early redemption features which are automatically triggered when predetermined conditions are met. This results in a dynamic maturity profile for a portion of the outstanding structured notes issuance. Client derivative solutions and clearing services also give rise to short-term liquidity risk exposure as Marex is obligated to post margin to clearing houses and hedging counterparties, which may be before receiving margin from clients.
A fundamental pillar of the ICARA is the liquid asset threshold requirement, which is sized according to a daily dynamic liquidity stress testing process. The liquidity stress test considers a combination of market-driven and idiosyncratic scenarios covering the Group’s liquidity risk exposures.
The effect of structured note early redemption features is monitored as part of the Group’s funding metrics and factored into the liquidity stress test. The Group has limits and early warning indicators for its liquidity metrics, including the headroom of liquid assets above the liquidity requirement, which are monitored daily. In the event of a deterioration in liquidity headroom, the Group has access to $380m (2024: $275m)
of committed revolving credit facilities, of which $150m is available to the Group as a whole (note 27(c)), as well as secured borrowing arrangements and a range of liquidity recovery options as set out in the liquidity framework.
Liquidity risk exposures
The following table details the Group’s available committed financing facilities including committed credit agreements:

Secured borrowings and committed revolving credit facilities:		2025	2024
		$m	$m
Amount used	27	200.0	152.0
Amount unused	27	380.0	275.0
		580.0	427.0
35      Financial Risk Management continued
The following table details the Group’s contractual maturity for non-derivative financial liabilities.
Debt securities are presented discounted based on the first call dates. Lease liabilities are undiscounted and contractual.

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
2025	$m	$m	$m	$m	$m	$m
Repurchase agreements	—	4,148.9	—	—	—	4,148.9
Short securities	—	2,215.7	—	—	—	2,215.7
Amounts due to exchanges, clearing houses and other counterparties[1]	378.3	—	—	—	—	378.3
Amounts due to Prime Brokers[1]	733.6	—	—	—	—	733.6
Amounts payable to clients[1]	8,951.7	—	—	—	—	8,951.7
Other creditors[1]	6.6	113.2	10.1	—	—	129.9
Stock lending	5,496.7	—	—	—	—	5,496.7
Settlement balances[1]	—	2,096.4	—	—	—	2,096.4
Short-term borrowings	200.0	—	—	—	—	200.0
Debt securities	—	2,148.2	1,246.1	2,256.8	70.5	5,721.6
Lease liabilities	—	3.1	10.0	75.0	39.5	127.6
Bank overdrafts	67.2	—	—	—	—	67.2
	15,834.1	10,725.5	1,266.2	2,331.8	110.0	30,267.6

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
2024	$m	$m	$m	$m	$m	$m
Repurchase agreements	—	2,305.8	—	—	—	2,305.8
Short securities	—	1,704.6	—	—	—	1,704.6
Amounts due to exchanges, clearing houses and other counterparties[1]	1,218.8	188.0	0.7	—	—	1,407.5
Amounts due to Prime Brokers[1]	1,017.1	—	—	—	—	1,017.1
Amounts payable to clients[1]	6,236.9	—	—	—	—	6,236.9
Other creditors[1]	9.6	96.8	7.3	2.3	—	116.0
Stock lending	4,804.5	147.6	—	—	—	4,952.1
Settlement balances[1]	—	482.3	—	—	—	482.3
Short-term borrowings	—	152.0	—	—	—	152.0
Debt securities	—	1,235.8	883.8	1,434.9	50.0	3,604.5
Lease liabilities	—	3.7	10.3	52.9	37.4	104.3
	13,286.9	6,316.6	902.1	1,490.1	87.4	22,083.1
1.Amounts due to exchanges, clearing houses and other counterparties, amounts due to Prime Brokers, amounts payable to clients, settlement balances and other creditors are aggregated on the consolidated statement of financial position in trade and other payables and disaggregated in note 26.
35      Financial Risk Management continued
Shown below is the Group’s contractual maturity for non-derivative financial assets:

2025	On demand $m	Less than 3 months $m	3 to 12 months $m	1 to 5 years $m	More than 5 years $m	Total $m
Treasury instruments	—	130.2	—	403.0	8.3	541.5
Treasury instruments (pledged) and assets held under agreements to sell (repledged)	—	3,496.8	—	—	—	3,496.8
Fixed income securities	96.4	—	2.0	—	—	98.4
Equity instruments	6,924.1	—	—	—	—	6,924.1
Stock borrowing	2,858.2	—	—	—	—	2,858.2
Reverse repurchase agreements	—	3,117.1	—	—	—	3,117.1
Amounts due from exchanges, clearing houses and other counterparties[1]	4,311.3	—	—	—	—	4,311.3
Amounts due from Prime Brokers[1]	313.9	—	—	—	—	313.9
Amounts receivable from clients[1]	3,085.7	—	—	—	—	3,085.7
Settlement balances[1]	—	2,045.2	—	—	—	2,045.2
Trade debtors[1]	92.2	263.8	10.9	0.5	—	367.4
Default funds and deposits[1]	—	419.4	—	—	—	419.4
Loans receivable[1]	102.8	13.8	166.6	—	—	283.2
Other debtors[1]	22.1	23.1	1.6	1.2	1.8	49.8
Cash and cash equivalents	2,881.2	—	—	—	—	2,881.2
	20,687.9	9,509.4	181.1	404.7	10.1	30,793.2

2024	On demand $m	Less than 3 months $m	3 to 12 months $m	1 to 5 years $m	More than 5 years $m	Total $m
Treasury instruments	125.6	153.4	277.2	99.6	—	655.8
Treasury instruments (pledged) and assets held under agreements to sell (repledged)	—	2,485.2	402.2	25.5	—	2,912.9
Fixed income securities	75.2	12.5	—	—	—	87.7
Equity instruments	4,464.3	213.7	—	—	—	4,678.0
Stock borrowing	1,577.9	203.7	—	—	—	1,781.6
Reverse repurchase agreements	213.0	2,277.4	—	—	—	2,490.4
Amounts due from exchanges, clearing houses and other counterparties[1]	3,124.0	—	—	—	—	3,124.0
Amounts due from Prime Brokers[1]	101.5	—	—	—	—	101.5
Amounts receivable from clients[1]	2,737.1	—	—	—	—	2,737.1
Settlement balances[1]	—	593.8	—	—	—	593.8
Trade debtors[1]	60.6	120.9	99.9	2.1	—	283.5
Default funds and deposits[1]	6.9	416.4	4.9	45.9	—	474.1
Loans receivable[1]	63.7	25.7	0.4	—	—	89.8
Other debtors[1]	32.8	24.1	1.5	3.2	1.4	63.0
Cash and cash equivalents	2,556.6	—	—	—	—	2,556.6
	15,139.2	6,526.8	786.1	176.3	1.4	22,629.8
1.Both assets and liabilities are included to understand the Group’s liquidity risk management, as the liquidity is managed on a net asset and liability basis. Amounts due from exchanges, clearing houses and other counterparties, amounts due from Prime Brokers, amounts receivable from clients, trade debtors, default funds and deposits, loans receivable, settlement balances and other debtors are aggregated on the statement of financial position in trade and other receivables and disaggregated in note 25.
35      Financial Risk Management continued
The following table details the Group’s contractual maturity for derivative financial assets and derivative financial liabilities as at 31 December 2025:

2025	On demand	Less than 3 months	3 to 12 months	1 to 5 years	5 + years	Total
Derivative instruments	$m	$m	$m	$m	$m	$m
Assets	—	1,340.0	369.7	601.7	28.8	2,340.3
Liabilities	—	(1,129.7)	(550.3)	(532.0)	(41.8)	(2,253.8)
	—	210.3	(180.6)	69.7	(13.0)	86.5
The following table details the Group’s contractual maturity for derivative financial assets and derivative financial liabilities as at 31 December 2024:

2024	On demand	Less than 3 months	3 to 12 months	1 to 5 years	5 + years	Total
Derivative instruments	$m	$m	$m	$m	$m	$m
Assets	—	381.4	381.3	396.5	4.3	1,163.5
Liabilities	—	(357.3)	(164.9)	(209.3)	(20.2)	(751.7)
	—	24.1	216.4	187.2	(15.9)	411.8
Certain derivative assets and liabilities do not meet the offsetting criteria in IAS 32, but the entity has the right of offset in the case of default, insolvency or bankruptcy. Consequently, the gross amount of derivative assets of $2,340.3m (2024: $1,163.5m) and the gross amount of derivative liabilities of
$2,253.8m (2024: $751.7m) are presented separately in the Group's statement of financial position.